Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue	Revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2023 $	2022 $	2021 $
Contract revenue	750	2,090	9,979
Grant revenue	2,580	13,528	7,409
Total revenue	3,330	15,618	17,388
All amounts recorded in contract revenue were generated in the United States.
For the years ended December 31, 2023, 2022 and 2021, contract revenue includes royalties received from an associate in the amounts of zero, $509 and $231, respectively.
Substantially all of the Group’s contracts related to contract revenue for the years ended December 31, 2023, 2022 and 2021 were determined to have a single performance obligation which consists of a combined deliverable of license of intellectual property and research and development services. Therefore, for such contracts, revenue is recognized over time based on the input method which the Group believes is a faithful depiction of the transfer of goods and services. Progress is measured based on costs incurred to date as compared to total projected costs. Payments for such contracts are primarily made up-front on a periodic basis.
During the year ended December 31, 2021, the Group received a $6,500 payment from Imbrium Therapeutics, Inc. following the exercise of the option to acquire an exclusive license for the Initial Product Candidate, as defined in the agreement. Since the license transferred was a right to use license, revenue from the option exercise was recognized at a point in time upon transfer of the license, which occurred during the year ended December 31, 2021.
Disaggregated Revenue
The Group disaggregates contract revenue in a manner that depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition For the years ended December 31,	2023 $	2022 $	2021 $
Transferred at a point in time – Licensing Income	—	527	6,809
Transferred over time	750	1,563	3,171
	750	2,090	9,979

Customers over 10% of revenue	2023 $	2022 $	2021 $
Customer A	750	1,500	1,500
Customer B	—	—	7,250
Customer C	—	509	—
	750	2,009	8,750
Accounts receivables represent rights to consideration in exchange for products or services that have been transferred by the Group, when payment is unconditional and only the passage of time is required before payment is due. Accounts receivables do not bear interest and are recorded at the invoiced amount. Accounts receivables are included within trade and other receivables on the Consolidated Statement of Financial Position. The accounts receivables related to contract revenue were $555 and $606 as of December 31, 2023 and 2022, respectively.